Fair Value Measurements (Details) - Schedule of information about the company's assets that are measured at fair value - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Assets:
Marketable securities held in Trust Account	$ 258,991,111	$ 258,821,242
Liabilities:
Warrant liability - Underwriters warrants		598,718
Private Placement [Member]
Liabilities:
Warrant liability - Private placement warrants	381,150	3,584,971
Underwriters Warrants [Member]
Liabilities:
Warrant liability - Underwriters warrants	$ 21,697	$ 530,581